Schedule of employee benefits expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expense
Salaries, wages and bonuses	$ 2,258,195	$ 1,571,124
Directors’ remuneration	272,659	211,853
Directors’ fees	52,252
Employer’s contribution to defined contribution plans including Central Provident Fund	142,749	107,263
Other short term benefit	26,943	54,077
Employee benefits expense, gross	2,752,798	1,944,317
Less: Amount capitalized as internal development of intangible assets	(1,388,584)	(1,011,193)
Employee benefits expense	$ 1,364,214	$ 933,124